Supplemental Condensed Consolidating Financial Information - Condensed Consolidating Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Income Statement [Line Items]
Revenue	$ 4,543	$ 4,254	$ 4,174
Gold income	4,356	4,085	4,015
Cost of sales	(3,582)	(3,263)	(3,294)
Gain (loss) on non-hedge derivatives and other commodity contracts	10	19	(7)
Gross profit (loss)	784	841	714
Corporate administration, marketing and other expenses	(64)	(61)	(78)
Exploration and evaluation costs	(114)	(133)	(132)
Other operating income (expenses)	(88)	(110)	(96)
Special items	(438)	(42)	(71)
Operating profit (loss)	80	495	337
Interest received	15	22	28
Exchange gain (loss)	(11)	(88)	(17)
Finance costs and unwinding of obligations	(169)	(180)	(245)
Fair value adjustment on $1.25bn bonds	0	9	66
Share of associates and joint ventures’ profit (loss)	22	11	88
Equity gain (loss) in subsidiaries	0	0	0
Profit (loss) before taxation	(63)	269	257
Taxation	(108)	(189)	(211)
Profit (loss) after taxation from continuing operations	(171)	80	46
Profit (loss) from discontinued operations	0	0	(116)
Profit (loss) after discontinued operations			(70)
Preferred stock dividends	0	0	0
Profit (loss) for the period	(171)	80	(70)
Equity shareholders - Continuing operations	(191)	63	31
Equity shareholders - Discontinued operations	0	0	(116)
Non-controlling interests - Continuing operations	20	17	15
Comprehensive income (loss)	(17)	267	(433)
Comprehensive income (loss) attributable to non-controlling interests	(20)	(17)	(15)
Comprehensive income (loss) attributable to AngloGold Ashanti	(37)	250	(448)
Reportable Legal Entities | AngloGold Ashanti (the “Guarantor”)
Condensed Income Statement [Line Items]
Revenue	1,005	1,110	1,091
Gold income	987	1,108	1,063
Cost of sales	(1,016)	(958)	(995)
Gain (loss) on non-hedge derivatives and other commodity contracts	0	0	0
Gross profit (loss)	(29)	150	68
Corporate administration, marketing and other expenses	(7)	17	3
Exploration and evaluation costs	(10)	(14)	(16)
Other operating income (expenses)	(9)	(26)	(17)
Special items	(414)	54	(132)
Operating profit (loss)	(469)	181	(94)
Interest received	1	6	6
Exchange gain (loss)	0	1	(1)
Finance costs and unwinding of obligations	(22)	(18)	(21)
Fair value adjustment on $1.25bn bonds		0	0
Share of associates and joint ventures’ profit (loss)	13	(13)	11
Equity gain (loss) in subsidiaries	212	(61)	(26)
Profit (loss) before taxation	(265)	96	(125)
Taxation	104	(4)	59
Profit (loss) after taxation from continuing operations	(161)	92	(66)
Profit (loss) from discontinued operations			0
Profit (loss) after discontinued operations			(66)
Preferred stock dividends	(30)	(29)	(19)
Profit (loss) for the period	(191)	63	(85)
Equity shareholders - Continuing operations	(191)	63	(85)
Equity shareholders - Discontinued operations			0
Non-controlling interests - Continuing operations	0	0	0
Comprehensive income (loss)	(37)	250	(448)
Comprehensive income (loss) attributable to non-controlling interests	0	0	0
Comprehensive income (loss) attributable to AngloGold Ashanti	(37)	250	(448)
Reportable Legal Entities | IOMco (the “Issuer”)
Condensed Income Statement [Line Items]
Revenue	3	3	2
Gold income	0	0	0
Cost of sales	0	0	0
Gain (loss) on non-hedge derivatives and other commodity contracts	0	0	0
Gross profit (loss)	0	0	0
Corporate administration, marketing and other expenses	(7)	(6)	(15)
Exploration and evaluation costs	0	0	0
Other operating income (expenses)	0	2	0
Special items	(6)	(35)	(436)
Operating profit (loss)	(13)	(39)	(451)
Interest received	3	3	2
Exchange gain (loss)	1	(1)	(1)
Finance costs and unwinding of obligations	(107)	(131)	(196)
Fair value adjustment on $1.25bn bonds		9	66
Share of associates and joint ventures’ profit (loss)	0	2	1
Equity gain (loss) in subsidiaries	447	389	140
Profit (loss) before taxation	331	232	(439)
Taxation	0	0	(1)
Profit (loss) after taxation from continuing operations	331	232	(440)
Profit (loss) from discontinued operations			0
Profit (loss) after discontinued operations			(440)
Preferred stock dividends	0	0	0
Profit (loss) for the period	331	232	(440)
Equity shareholders - Continuing operations	331	232	(440)
Equity shareholders - Discontinued operations			0
Non-controlling interests - Continuing operations	0	0	0
Comprehensive income (loss)	365	234	(477)
Comprehensive income (loss) attributable to non-controlling interests	0	0	0
Comprehensive income (loss) attributable to AngloGold Ashanti	365	234	(477)
Reportable Legal Entities | Other subsidiaries (the “Non-Guarantor Subsidiaries”)
Condensed Income Statement [Line Items]
Revenue	3,535	3,141	3,081
Gold income	3,399	3,035	2,991
Cost of sales	(2,567)	(2,305)	(2,299)
Gain (loss) on non-hedge derivatives and other commodity contracts	11	18	(7)
Gross profit (loss)	843	748	685
Corporate administration, marketing and other expenses	(2)	(3)	(15)
Exploration and evaluation costs	(104)	(119)	(116)
Other operating income (expenses)	(79)	(86)	(79)
Special items	(27)	29	65
Operating profit (loss)	631	569	540
Interest received	11	13	20
Exchange gain (loss)	(12)	(28)	(15)
Finance costs and unwinding of obligations	(40)	(31)	(28)
Fair value adjustment on $1.25bn bonds		0	0
Share of associates and joint ventures’ profit (loss)	9	30	77
Equity gain (loss) in subsidiaries	0	0
Profit (loss) before taxation	599	553	594
Taxation	(212)	(184)	(269)
Profit (loss) after taxation from continuing operations	387	369	325
Profit (loss) from discontinued operations			(116)
Profit (loss) after discontinued operations			209
Preferred stock dividends	0	(29)	(20)
Profit (loss) for the period	387	340	189
Equity shareholders - Continuing operations	367	323	290
Equity shareholders - Discontinued operations			(116)
Non-controlling interests - Continuing operations	20	17	15
Comprehensive income (loss)	422	388	142
Comprehensive income (loss) attributable to non-controlling interests	(20)	(17)	(15)
Comprehensive income (loss) attributable to AngloGold Ashanti	402	371	127
Consolidation adjustments
Condensed Income Statement [Line Items]
Revenue	0	0	0
Gold income	(30)	(58)	(39)
Cost of sales	1	0	0
Gain (loss) on non-hedge derivatives and other commodity contracts	(1)	1	0
Gross profit (loss)	(30)	(57)	(39)
Corporate administration, marketing and other expenses	(48)	(69)	(51)
Exploration and evaluation costs	0	0	0
Other operating income (expenses)	0	0	0
Special items	9	(90)	432
Operating profit (loss)	(69)	(216)	342
Interest received	0	0	0
Exchange gain (loss)	0	(60)	0
Finance costs and unwinding of obligations	0	0	0
Fair value adjustment on $1.25bn bonds		0	0
Share of associates and joint ventures’ profit (loss)	0	(8)	(1)
Equity gain (loss) in subsidiaries	(659)	(328)	(114)
Profit (loss) before taxation	(728)	(612)	227
Taxation	0	(1)	0
Profit (loss) after taxation from continuing operations	(728)	(613)	227
Profit (loss) from discontinued operations			0
Profit (loss) after discontinued operations			227
Preferred stock dividends	30	58	39
Profit (loss) for the period	(698)	(555)	266
Equity shareholders - Continuing operations	(698)	(555)	266
Equity shareholders - Discontinued operations			0
Non-controlling interests - Continuing operations	0	0	0
Comprehensive income (loss)	(767)	(605)	350
Comprehensive income (loss) attributable to non-controlling interests	0	0	0
Comprehensive income (loss) attributable to AngloGold Ashanti	$ (767)	$ (605)	$ 350